Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
7.	STOCK-BASED COMPENSATION

(a) Stock Option Activity

A summary of the stock option activity for the Company for the three months ended March 31, 2014 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	($000’s)
Outstanding—December 31, 2013	1,572,626	$6.17	7.17	$27,413
Options granted	436,126	33.64
Options exercised	(94,114)	2.25
Options forfeited	(444)	8.03

Outstanding—March 31, 2014	1,914,194	$12.62	7.98	$41,553

Options vested and expected to vest at March 31, 2014	1,824,621	$12.62	7.98	$40,392

Options exercisable at March 31, 2014	1,179,560	$4.53	7.98	$35,151

Additional information regarding options follows (in thousands except for per share amounts):

	Three Months Ended March 31,
	2014	2013
Weighted-average grant date fair value per share of options granted during the period	$15.92	$0.46
Aggregate intrinsic value of options exercised during the period	$3,020	$249

The unrecognized compensation expense related to unvested options was $7.1 million and $2.8 million at March 31, 2014 and December 31, 2013, respectively, and is expected to be recognized over a period of approximately 4 years.

(b) Restricted Stock Unit Activity

A summary of the restricted stock unit activity for the Company for the three months ended March 31, 2014 is as follows:

	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	($000’s)
Unvested—December 31, 2013	—	$—	0.0	$—
Restricted stock units granted	90,000	27.41
Restricted stock units vested	—	—
Restricted stock units forfeited	—	—

Unvested—March 31, 2014	90,000	$27.41	3.8	$3,090

The unrecognized compensation expense related to unvested restricted stock units was $2.3 million at March 31, 2014 and is expected to be recognized over a period of approximately 4 years.

(c) Stock-Based Compensation

The Company’s stock-based compensation expense related to employee stock options, restricted stock units and ESPP awards for the three months ended March 31, 2014 and 2013 was as follows (in thousands):

	Three Months Ended March 31,
	2014	2013
Research and development	$117	$14
Sales and marketing	585	32
General and administrative	338	20

Total	$1,040	$66

11.	STOCK-BASED COMPENSATION

(a) Stock Option Activity

A summary of the stock option activity for the Company for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	($000’s)
Outstanding—December 31, 2012	1,253,909	$3.29	7.45	$3,835
Granted	461,600	13.36
Exercised	(81,155)	2.90
Forfeited	(61,728)	5.73

Outstanding—December 31, 2013	1,572,626	$6.17	7.17	$27,413

Vested and expected to vest:
At December 31, 2012	1,233,131	$3.29	7.45	$3,806
At December 31, 2013	1,519,889	6.17	7.17	26,716
Exercisable:
At December 31, 2012	1,253,909	$3.29	7.45	$3,835
At December 31, 2013	1,223,533	3.65	7.17	24,306

In 2007, the Company adopted the LDR Holding Corporation 2007 Stock Option/Stock Issuance Plan (the 2007 Plan). Concurrent with the IPO in October 2013, the Company adopted the LDR Holding Corporation 2013 Equity Incentive Plan (the 2013 Plan) and terminated the 2007 Plan. No further grants will be made under the 2007 Plan. Any shares of common stock that are subject to outstanding awards under the 2007 Plan which are forfeited or lapse for any reason prior to exercise or settlement and would otherwise have returned to the share reserve under the 2007 Plan, instead will be available for issuance under the 2013 Plan.

The purpose of the 2007 Plan and the 2013 Plan (collectively, the Plans) is to provide eligible persons employed by or providing services to the Company with the opportunity to acquire or increase their equity interest in the Company.

2007 Plan

Under the 2007 Plan, incentive stock options may only be granted to Company employees and shall be issued at an exercise price not less than 100% of the fair market value of the Company’s common stock at the grant date, as determined by the Company’s Board of Directors, except for incentive stock option grants to a stockholder that owns greater than 10% of the Company’s outstanding stock or 10% of the voting power of all classes of the outstanding stock of any of our subsidiaries, in which case the exercise price per share is not less than 110% of the fair market value of the Company’s common stock at the date of grant. Nonstatutory stock options may be granted to Company employees, members of the Board of Directors and consultants at an exercise price determined by the Board of Directors. Options granted under the Plans are vested no later than ten years from the date of grant. At the time of grant, the Company’s Board of Directors determines the exercise price and vesting schedule. Generally, 25% of each option was vested one year from the vesting commencement date, as defined in the option agreement, and then the option vested ratably over each of the next 36 months. Under the Plans, stock options may be exercised before they became fully vested. In the event of termination of service, shares issued from the exercise of unvested stock options are subject to repurchase by the Company at the original purchase price until they vest. The shares subject to each option outstanding shall automatically become vested shares upon a change in ownership or control of the Company. Each such option shall, immediately prior to the consummation of a change in control, become exercisable for all of the shares of common stock at that time subject to that option.

2013 Plan

Under the 2013 Plan, incentive stock options may only be granted to Company employees and shall be issued at an exercise price not less than 100% of the fair market value of the Company’s common stock at the grant date, except for incentive stock options grants to a stockholder that owns greater than 10% of the combined voting power of all classes of stock of the Company, in which case the exercise price per share is not less than 110% of the fair value of the Company’s common stock at the date of grant. Nonstatutory stock options, stock appreciation rights, restricted stock rights or bonuses, restricted stock units, performance shares, performance units and cash-based awards, or other stock-based awards may be granted to Company employees, officers, directors or consultants or those of any present or future parent or subsidiary corporation or other affiliated entity.

As of December 31, 2013, the Company has 853,557 shares of common stock reserved for issuance under the 2013 Plan. This share reserve will automatically increase on January 1, 2014 and each subsequent anniversary through January 1, 2023, by an amount equal to the smaller of (i) 4% of the number of shares of the Company’s common stock issued and outstanding on the immediately preceding December 31; and (ii) an amount determined by the compensation committee of the Company’s board of directors. Shares subject to awards granted under the 2013 Plan which expire, are repurchased, or are canceled or forfeited will again become available for issuance under the 2013 Plan. The shares available will not be reduced by awards settled in cash or by shares withheld to satisfy tax withholding obligations. Only the net number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise will be deducted from the shares available under the 2013 Plan.

Awards Granted to LDR Medical Employees

Included in the above table as of December 31, 2013 and 2012, are options to purchase 509,062 and 390,549 shares, respectively, of Holdings common stock, which relate to options held by Medical employees to purchase Medical Class A common stock. Prior to the IPO in October 2013, those options were subject to the Escrow Agreement (Note 10). As such, when exercised, the Medical common stock become subject to the Escrow Agreement, under which the Medical shares were converted to Company common stock upon certain future events, as defined in the Escrow Agreement. As the shares subject to the Escrow Agreement were accounted for as if converted, these instruments were valued using the same assumptions as were other Company stock options and have been included within the roll forward of Company stock options above. After the IPO, upon exercise for Medical shares, the Medical shares are required to be converted to the Company’s common stock.

Awards Granted Outside the Plans

As of December 31, 2013 and 2012, there were 19,531 shares of Holdings common stock issuable upon exercise of options issued outside the Plans at an exercise price of $1.69 per share.

Performance Share Awards

In March 2013, the Company awarded options for the purchase of 81,841 shares of performance awards under the 2007 Plan. These awards vested or were cancelled on December 31, 2013 depending on whether certain performance goals were achieved. During the year ended December 31, 2013, the Company recognized $413,000 in compensation expense related to the performance share awards.

(b) Employee Stock Purchase Program

Concurrent with the IPO in October 2013, the Company established the LDR Holding Corporation 2013 Employee Stock Purchase Plan (ESPP), a qualified plan under Section 423 of the Code. The purpose of the ESPP is to advance the interests of the Company by providing an incentive to attract, retain and reward employees and to motivate employees to contribute to the growth and profitability of the Company. The compensation committee of the Company’s board of directors administers the ESPP.

A total of 111,111 shares of common stock are initially authorized and reserved for sale under the ESPP. The ESPP provides for an automatic increase in the number of shares available for issuance under the plan on January 1 of each year beginning in 2014 and continuing through and including January 1, 2023 equal to the lesser of (i) 1% of the Company’s issued and outstanding shares of common stock on the immediately preceding December 31, or (ii) a number of shares as determined by the Company’s board of directors.

The ESPP is generally designed to comply with the provisions of Section 423 of the Internal Revenue Code and will be typically implemented through a series of sequential offering periods, generally of a six-month duration, as established by the compensation committee.

Under the ESPP, eligible employees can purchase shares of the Company’s common stock at 85% of the lower of the fair market value on (i) the first trading day of the offering period and (ii) the purchase date, which is typically the end of an offering period. Amounts accumulated for each participant, generally through payroll deductions, are credited toward the purchase of the Company common stock on the purchase date.

No participant may purchase under the ESPP in any calendar year shares having a value of more than $25,000 measured by the fair market value per share of the Company’s common stock on the first day of the applicable offering period. Any amounts withheld from participants’ compensation in excess of the amounts used to purchase shares will be refunded, without interest.

(c) Accounting for Stock-Based Compensation

The Company uses the Black-Scholes option pricing model in valuing its stock awards. The Black-Scholes model requires estimates regarding dividend yield, volatility, risk-free rate of return, estimated forfeitures during the service period and the expected term of the award.

The expected dividend yield assumption is based on the Company’s expectation of future dividend payouts. The volatility assumption is based on the historical volatilities of comparable public companies. The risk free rate of return assumption is based upon observed interest rates appropriate for the expected term of stock awards. The expected term is derived using the simplified method and represents the weighted average period that the stock awards are expected to remain outstanding.

The fair value of stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
	2013	2012	2011
Expected dividend yield	—%	—%	—%
Volatility	52.02	54.77	70.19
Risk-free rate of return	0.17	0.44	0.34
Forfeiture rate	7.90	4.30	4.31
Expected life	6 years	6 years	6 years

The weighted average grant date fair value per share for options granted during the years ended December 31, 2013, 2012 and 2011 was $7.08, $2.80 and $1.96, respectively. The total intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011 was approximately $1,680,000, $188,000 and $214,000, respectively. The unrecognized compensation expense related to unvested options granted under the Plans was $2,836,000 at December 31, 2013 and $1,072,000 at December 31, 2012, and is expected to be recognized over a period of approximately 4 years.

The Company’s stock-based compensation expense related to employee stock options and ESPP awards for the years ended December 31, 2013, 2012 and 2011 was as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Research and development	$153	$48	$28
Sales and marketing	786	181	114
General and administrative	330	66	42

Total	$1,269	$295	$184